Annual Total Returns	Dec. 31, 2022
Prospectus #1 | Calvert Responsible Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert Responsible Municipal Income Fund | Class A
Bar Chart Table:
2013	(4.17%)
2014	7.47%
2015	2.93%
2016	(0.42%)
2017	5.00%
2018	0.54%
2019	7.10%
2020	4.38%
2021	0.19%
2022	(8.20%)
Prospectus #2 | Calvert Flexible Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Calvert Flexible Bond Fund | Class A
Bar Chart Table:
2015	1.57%
2016	6.24%
2017	3.21%
2018	0.12%
2019	6.76%
2020	3.86%
2021	3.62%
2022	(3.88%)